Significant accounting policies - Disclosure of Adjustments on Group's Consolidated Statements of Changes in Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	€ (185,793)	€ (100,590)	€ 71,497
Loss for the year	(23,499)	(96,635)	(435,482)
Total comprehensive loss for the year	(24,573)	(90,844)	(431,202)
Employee share schemes	7,615	6,414	2,336
Total contribution and distribution	216,697	5,780	334,482
Change in non-controlling interests	10	(134)	12
Total transactions with owners of the parent, recognized directly in Equity		(137)	(1,711)
Equity balance as of end of the year	6,343	(185,793)	(100,590)
Equity
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	(191,523)	(107,369)	63,121
Loss for the year	(25,621)	(97,177)	(434,069)
Total comprehensive loss for the year	(26,118)	(90,554)	(429,141)
Employee share schemes	7,615	6,414	2,336
Total contribution and distribution	217,075	6,403	334,637
Change in non-controlling interests	939		(607)
Total transactions with owners of the parent, recognized directly in Equity		(3)	(2,330)
Equity balance as of end of the year	373	(191,523)	(107,369)
Equity settled share based payment
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	50,700	44,968	0
Employee share schemes	7,615	6,414	2,336
Total contribution and distribution	4,663	5,733	44,968
Total transactions with owners of the parent, recognized directly in Equity		(1)
Equity balance as of end of the year	55,362	50,700	44,968
Accumulated losses
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	(851,967)	(754,789)	(317,195)
Loss for the year	(25,621)	(97,177)	(434,069)
Total comprehensive loss for the year	(25,210)	(97,177)	(434,069)
Total contribution and distribution	(7,181)		(1,194)
Change in non-controlling interests	939		(607)
Total transactions with owners of the parent, recognized directly in Equity		(1)	(2,331)
Equity balance as of end of the year	(883,420)	(851,967)	(754,789)
Non-controlling interests
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	5,732	6,779	8,376
Loss for the year	2,122	542	(1,413)
Total comprehensive loss for the year	1,545	(290)	(2,061)
Total contribution and distribution	(378)	(623)	(155)
Change in non-controlling interests	(929)	(134)	619
Total transactions with owners of the parent, recognized directly in Equity		(134)	619
Equity balance as of end of the year	5,970	5,732	6,779
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	(185,793)	(100,590)	71,497
Loss for the year		(94,693)	(434,385)
Total comprehensive loss for the year		(88,902)	(430,105)
Employee share schemes		4,471	1,239
Total contribution and distribution		3,837	333,385
Change in non-controlling interests		(134)
Total transactions with owners of the parent, recognized directly in Equity			(1,711)
Equity balance as of end of the year		(185,793)	(100,590)
As previously reported | Equity
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	(191,523)	(107,369)	63,121
Loss for the year		(95,235)	(432,972)
Total comprehensive loss for the year		(88,612)	(428,044)
Employee share schemes		4,471	1,239
Total contribution and distribution		4,460	333,540
Total transactions with owners of the parent, recognized directly in Equity			(2,330)
Equity balance as of end of the year		(191,523)	(107,369)
As previously reported | Equity settled share based payment
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	47,661	43,871
Employee share schemes		4,471	1,239
Total contribution and distribution		3,791	43,871
Equity balance as of end of the year		47,661	43,871
As previously reported | Accumulated losses
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	(848,928)	(753,692)	(317,195)
Loss for the year		(95,235)	(432,972)
Total comprehensive loss for the year		(95,235)	(432,972)
Total contribution and distribution			(1,194)
Total transactions with owners of the parent, recognized directly in Equity			(2,331)
Equity balance as of end of the year		(848,928)	(753,692)
As previously reported | Non-controlling interests
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	5,732	6,779	8,376
Loss for the year		542	(1,413)
Total comprehensive loss for the year		(290)	(2,061)
Total contribution and distribution		(623)	(155)
Change in non-controlling interests		(134)
Total transactions with owners of the parent, recognized directly in Equity			619
Equity balance as of end of the year		5,732	6,779
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	0
Loss for the year		(1,942)	(1,097)
Total comprehensive loss for the year		(1,942)	(1,097)
Employee share schemes		1,942	1,097
Total contribution and distribution		1,942	1,097
Equity balance as of end of the year		0
Adjustments | Equity
Disclosure of reclassifications or changes in presentation [line items]
Loss for the year		(1,942)	(1,097)
Total comprehensive loss for the year		(1,942)	(1,097)
Employee share schemes		1,942	1,097
Total contribution and distribution		1,942	1,097
Adjustments | Equity settled share based payment
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	3,039	1,097
Employee share schemes		1,942	1,097
Total contribution and distribution		1,942	1,097
Equity balance as of end of the year		3,039	1,097
Adjustments | Accumulated losses
Disclosure of reclassifications or changes in presentation [line items]
Equity balance as of beginning of the year	€ (3,039)	(1,097)
Loss for the year		(1,942)	(1,097)
Total comprehensive loss for the year		(1,942)	(1,097)
Equity balance as of end of the year		€ (3,039)	€ (1,097)